EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the updated risk/return summary information included in a supplement to the Prospectus, dated January 25, 2018, for Causeway International Small Cap Fund (the “Fund”), a series of Causeway Capital Management Trust, filed with the Securities and Exchange Commission on June 29, 2018 (Accession No. 0001193125-18-209015), the purpose of which was to provide updated expense limit information for the Fund.